Parent Company Only Financial Information - Condensed Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 11,625	$ 13,220		$ 5,316
Other assets	682	1,573		361
Total assets	514,729	507,265		229,820
Liabilities
Other liabilities	4,589	7,833		4,270
Stockholders' Equity
Stockholders' equity	72,242	71,394	$ 66,831	61,626	$ 26,552
Total liabilities and stockholders' equity	$ 514,729	507,265		229,820
Parent Company [Member]
Assets
Cash		11,671		17,035
Investment in subsidiary		56,193		41,317
Other assets		3,604		3,307
Total assets		71,468		61,659
Liabilities
Other liabilities		74		33
Stockholders' Equity
Stockholders' equity		71,394		61,626
Total liabilities and stockholders' equity		$ 71,468		$ 61,659